GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

The Company has $7.5 million of goodwill related to its purchase of AlterG in the third quarter of fiscal year 2023, which has an indefinite life, and is not deductible for tax purposes.

As of December 31, 2023, the components of, and changes in, the carrying amount of intangible assets, net, were as follows (in thousands):

	Cost	December 31, 2023 Accumulated Amortization	Intangible Assets, Net
Trademark	795	(104)	691
Technology	6,161	(604)	5,557
Customer relationship - Warranty	201	(40)	161
Customer relationship - Rental	2,102	(206)	1,896
Customer relationship - Distribution	4,578	(358)	4,220
Backlog	296	(296)	-
Total Amortized Intangible Assets	14,133	(1,608)	12,525

The estimated amortization expense is shown below (in thousands):

Fiscal 2024	3,347
Fiscal 2025	3,307
Fiscal 2026	3,143
Fiscal 2027	2,172
Fiscal 2028	556
Total	12,525